LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
Summary of GFL's landfill closure and post-closure obligations

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$1,050.4	$952.2
Acquisitions via business combinations	14.9	16.5
Adjustment related to prior year acquisitions	0.4	—
Disposals	—	(1.2)
Provisions	141.8	90.4
Adjustment for discount and inflation rates	0.8	(89.2)
Accretion	53.9	41.5
Expenditures	(45.4)	(37.0)
Changes in foreign exchange	(46.3)	77.2
Balance, end of year	1,170.5	1,050.4
Less: Current portion of landfill closure and post-closure obligations	(44.0)	(51.7)
Non-current portion of landfill closure and post-closure obligations	$1,126.5	$998.7

Less than 1 year	$44.0
Between 1-2 years	131.6
Between 2-5 years	243.4
Over 5 years	751.5
$1,170.5